STAAR INVESTMENT TRUST

604 McKnight Park Dr

Pittsburgh, PA 15237

May 6, 2009

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Staar Investment Trust

File Nos.

333-08685

811-09152

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective May 1, 2009 do not differ from those filed in the Post-Effective Amendment No. 22, which was filed electronically April 29, 2009.

Sincerely,

/S/J. Andre Weisbrod

J. Andre Weisbrod

Trustee